PROPERTY AND EQUIPMENT, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC
PROPERTY AND EQUIPMENT, NET

NOTE 5 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following as of:

	March 31,	December 31,
	2021	2020
Construction in process	$14,681,312	$10,437,382
Charging equipment	4,562,322	3,041,630
Charging stations and other technical installations	74,033,152	68,871,879
Office equipment and vehicles	606,692	456,265
Total	93,883,478	82,807,156
Less accumulated depreciation and amortization	(14,772,046)	(11,541,653)
Total property and equipment, net	$79,111,432	$71,265,503

Depreciation and amortization expense related to property and equipment was $2,480,900,  $1,809,324 and $301,478 for the three months ended March 31, 2021, the period from January 16, 2020 through March 31, 2020, and for the period from January 1, 2020 through January 15, 2020, which is net of amortization of the capital-build liability of $795,922,  $399,189 and $200,458, respectively. Depreciation expense included in cost of sales was $2,447,135,  $1,797,080 and $298,215 for the three months ended March 31, 2021, the period from January 16, 2020 through March 31, 2020, and the period from January 1, 2020 through January 15, 2020, respectively. Depreciation expense included in operating expenses was $33,765,  $12,244 and $3,263 for the three months ended March 31, 2021, the period from January 16, 2020 through March 31, 2020, and the period from January 1, 2020 through January 15, 2020, respectively.

NOTE 5 — PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following at December 31, 2020 and December 31, 2019:

	December 31, 2020	December 31, 2019
Construction in process	$10,437,382	$8,952,742
Charging equipment	3,041,630	1,546,817
Charging stations and other technical installations	68,871,879	83,357,366
Office equipment and vehicles	456,265	362,299
Total	82,807,156	94,219,224
Less accumulated depreciation and amortization	(11,541,653)	(33,183,341)
Total property and equipment, net	$71,265,503	$61,035,883

Depreciation and amortization expense related to property and equipment was $9,302,322,  $301,478 and $7,225,288 for the period from January 16, 2020 through December 31, 2020, for the period from January 1, 2020 through January 15, 2020, and for the year ended December 31, 2019, respectively, which is net of amortization of the capital-build liability of $2,437,696,  $200,458 and $4,044,538, respectively. Depreciation expense included in cost of sales was $9,230,283,  $298,215 and $7,131,950 for the period from January 16, 2020 through December 31, 2020, for the period from January 1, 2020 through January 15, 2020, and for the year ended December 31, 2019. Depreciation expense included in operating expenses was $72,029,  $3,263 and $93,338 for the period from January 16, 2020 through December 31, 2020, for the period from January 1, 2020 through January 15, 2020, and for the year ended December 31, 2019, respectively.